ADVANCED SERIES TRUST

AST Cohen & Steers Realty Portfolio

AST Goldman Sachs Multi-Asset Portfolio

AST Goldman Sachs Small-Cap Value Portfolio

AST International Value Portfolio

AST Mid-Cap Growth Portfolio

AST Western Asset Emerging Markets Debt Portfolio

Supplement dated June 25, 2019 to the

Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) for the above-listed portfolios and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Trust's Prospectus.

A.AST Cohen & Steers Realty Portfolio: Revision to Portfolio Fees and Expenses

The Trust's Prospectus with respect to the AST Cohen & Steers Realty Portfolio is revised as follows, effective July 1, 2019:

I.The following table hereby replaces the "Annual Portfolio Operating Expenses" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary Section of the Prospectus relating to the AST Cohen & Steers Realty Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fees	0.83%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.03%
=Total Annual Portfolio Operating Expenses	1.11%
-Fee Waiver and/or Expense Reimbursement	(0.05)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	1.06%
Reimbursement(1)

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio's Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations during the most recently completed fiscal year.

(1) The Manager has contractually agreed to waive 0.052% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust's Board of Trustees.

II. The following table hereby replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section in the

Summary Section of the Prospectus relating to the AST Cohen & Steers Realty Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Cohen & Steers Realty	$108	$348	$607	$1,347

B. AST Goldman Sachs Multi-Asset Portfolio: Revision to Portfolio Fees and Expenses

The Trust's Prospectus with respect to the AST Goldman Sachs Multi-Asset Portfolio is revised as follows, effective July 1, 2019:

I.The following table hereby replaces the "Annual Portfolio Operating Expenses" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary Section of the Prospectus relating to the AST Goldman Sachs Multi-Asset Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fees	0.76%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.04%
+Acquired Fund Fees and Expenses	0.01%
=Total Annual Portfolio Operating Expenses	1.06%
-Fee Waiver and/or Expense Reimbursement	(0.14)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.92%
Reimbursement(1)

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio's Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented after the end of the most recent fiscal year.

(1) The Manager has contractually agreed to waive 0.132% of its investment management fee through June 30, 2020. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust's Statement of Additional Information) do not exceed 0.91% of the Portfolio's average daily net assets through June 30, 2020. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust's Board of Trustees. The Manager has also contractually agreed to waive a portion of its investment management fee equal to the management fee of any acquired fund managed or subadvised by Goldman Sachs Asset Management, L.P.

II. The following table hereby replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section in the

Summary Section of the Prospectus relating to the AST Goldman Sachs Multi-Asset Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Goldman Sachs Multi-Asset	$94	$323	$571	$1,281

C. AST Goldman Sachs Small-Cap Value Portfolio: Revision to Portfolio Fees and Expenses

The Trust's Prospectus with respect to the AST Goldman Sachs Small-Cap Value Portfolio is revised as follows, effective July 1, 2019:

I.The following table hereby replaces the "Annual Portfolio Operating Expenses" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary Section of the Prospectus relating to the AST Goldman Sachs Small-Cap Value Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.77%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%
+Acquired Fund Fees & Expenses	0.01%
=Total Annual Portfolio Operating Expenses	1.05%
-Fee Waiver and/or Expense Reimbursement	(0.01)%
+Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	1.04%
Reimbursement(1)

(1) The Manager has contractually agreed to waive 0.010% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust's Board of Trustees.

II. The following table hereby replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section in the

Summary Section of the Prospectus relating to the AST Goldman Sachs Small-Cap Value Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Goldman Sachs Small-Cap Value	$106	$333	$578	$1,282

D. AST International Value Portfolio: Revision to Portfolio Fees and Expenses

The Trust's Prospectus with respect to the AST International Value Portfolio is revised as follows, effective July 1, 2019:

I.The following table hereby replaces the "Annual Portfolio Operating Expenses" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary Section of the Prospectus relating to the AST Goldman Sachs Small-Cap Value Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fees	0.81%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.04%
=Total Annual Portfolio Operating Expenses	1.10%
-Fee Waiver and/or Expense Reimbursement	(0.01)%
+Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	1.09%
Reimbursement (1)

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio's Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented after the end of the most recent fiscal year.

(1) The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust's Statement of Additional Information) do not exceed 1.085% of the Portfolio's average daily net assets through June 30, 2020. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust's Board of Trustees.

II. The following table hereby replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section in the

Summary Section of the Prospectus relating to the AST International Value Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST International Value	$111	$349	$605	$1,339

E. AST Mid-Cap Growth Portfolio: Revision to Portfolio Fees and Expenses

The Trust's Prospectus with respect to the AST Mid-Cap Growth Portfolio is revised as follows, effective July 1, 2019:

I.The following table hereby replaces the "Annual Portfolio Operating Expenses" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary Section of the Prospectus relating to the AST Mid-Cap Growth Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fees	0.81%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%
=Total Annual Portfolio Operating Expenses	1.08%
-Fee Waiver and/or Expense Reimbursement	(0.06)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	1.02%
Reimbursement(1)

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio's Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented after the end of the most recent fiscal year.

(1)The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust's Statement of Additional Information) do not exceed 1.02% of the Portfolio's average daily net assets through June 30, 2020. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust's Board of Trustees.

II.The following table hereby replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary Section of the Prospectus relating to the AST Mid-Cap Growth Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Mid-Cap Growth	$104	$338	$590	$1,312
(formerly, AST Goldman Sachs Mid-Cap Growth)

F.AST Western Asset Emerging Markets Debt Portfolio: Revision to Portfolio Fees and Expenses

The Trust's Prospectus with respect to the AST Western Asset Emerging Markets Debt Portfolio is revised as follows, effective July 1, 2019:

I.The following table hereby replaces the "Annual Portfolio Operating Expenses" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary Section of the Prospectus relating to the AST Western Asset Emerging Markets Debt Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fees	0.68%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.23%
=Total Annual Portfolio Operating Expenses	1.16%
-Fee Waiver and/or Expense Reimbursement	(0.09)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	1.07%
Reimbursement(1)

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio's Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented after the end of the most recent fiscal year.

(1)The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust's Statement of Additional Information) do not exceed 1.07% of the Portfolio's average daily net assets through June 30, 2020. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust's Board of Trustees.

II.The following table hereby replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary Section of the Prospectus relating to the AST Western Asset Emerging Markets Debt Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Western Asset Emerging Markets	$109	$360	$630	$1,401
Debt

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTSTATSUP1